Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Sep. 30, 2019	$ 16,191	$ 40,114,606	$ (40,734,066)	$ 751,956	$ 148,687
Beginning balance, shares at Sep. 30, 2019	16,191,529
Net gain/loss			224,418		224,418
Foreign currency translation adjustment				(27,522)	(27,522)
Ending balance, value at Dec. 31, 2019	$ 16,191	40,114,606	(40,512,648)	724,434	342,583
Ending balance, shares at Dec. 31, 2019	16,191,529
Beginning balance, value at Sep. 30, 2020	$ 16,191	40,114,606	(40,661,350)	931,326	400,773
Beginning balance, shares at Sep. 30, 2020	16,191,529
Net gain/loss			(387,160)		(387,160)
Foreign currency translation adjustment				77,667	77,667
Ending balance, value at Dec. 31, 2020	$ 16,191	$ 40,114,606	$ (41,048,510)	$ 1,008,993	$ 91,280
Ending balance, shares at Dec. 31, 2020	16,181,529